Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Line Items]
Income Taxes

Note 10 — Income Taxes

The total Income tax provision is comprised of the following for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Federal
Current	$72,980	$216,203
Deferred	(688,629)	(246,333)
State and local
Current	—	—
Deferred	—	—
Change in valuation allowance	688,629	246,333
Income tax provision	$72,980	$216,203

Deferred tax assets and liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse.

The net deferred tax assets in the accompanying balance sheets included the following components:

	December 31, 2023	December 31, 2022
Deferred tax assets
Start-up costs	$688,629	$308,347
Net operating loss carryforward	—	—
Total deferred tax asset	688,629	308,347
Valuation allowance	(688,629)	(308,347)
Deferred tax asset net of allowance	$—	$—

The Company’s federal net operating loss carryforward as of December 31, 2023 and 2022 amounted to $0.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, Management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2023 and 2022, the change in valuation allowance was $688,629 and $308,347, respectively.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate (approximate) is as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrants	9.95%	(22.80)%
Warrant issuance costs	0.00%	0.00%
Valuation allowance	(27.53)%	13.29%
Income tax provision expense	(3.42)%	11.49%

The tax provision differs from the statutory rate of 21% due to the change in fair value of warrants and the valuation allowance.

Vaso Corporation and Subsidaries [Member]
Income Taxes [Line Items]
Income Taxes

NOTE R — INCOME TAXES

The following is a geographical breakdown of income before the provision for income taxes:

	(in thousands)
	Year ended December 31,
	2023	2022
Domestic	$5,085	$6,244
Foreign	(180)	307
Income before provision for income taxes	$4,905	$6,551

The provision for income taxes consisted of the following:

	(in thousands)
	Year ended December 31,
	2023	2022
Current provision (benefit)
Federal	$—	$—
State	50	36
Foreign	(1)	9
Total current provision (benefit)	49	45

Deferred provision (benefit)
Federal	40	(3,724)
State	11	(1,064)
Foreign	—	—
Total deferred provision (benefit)	51	(4,788)
Total income tax provision (benefit)	$100	$(4,743)

Effective income tax rate	2.04%	(72.40)%

The income tax expense of $100,000 for the year ended December 31, 2023 was due $50,000 in state income taxes and a $51,000 reduction in deferred tax assets, offset by a $1,000 foreign tax benefit. The income tax benefit of $4,743,000 for the year ended December 31, 2022 was due to the partial release of deferred tax asset valuation allowance, offset by $36,000 in state income taxes and $9,000 in foreign taxes.

The following is a reconciliation of the effective income tax rate to the federal statutory rate:

	For the year ended
	December 31, 2023	December 31, 2022
	%	%
Federal statutory rate	21.00	21.00
State income taxes	6.19	6.11
Change in valuation allowance relating to operations	(17.96)	(92.63)
Foreign tax rate differential	(2.71)	(0.81)
R&D credit	1.87	0.58
Nondeductible expenses	0.71	0.22
Other	(7.06)	(6.87)
	2.04	(72.40)

The effective tax rate increased mainly due to the impact of the partial release of the deferred tax asset valuation allowance in 2022.

As of December 31, 2023, the recorded deferred tax assets were $11,547,000, reflecting a decrease of $459,000 during the year ended December 31, 2023, which was offset by a valuation allowance of $3,663,000, reflecting a decrease of $880,000.

The components of our deferred tax assets and liabilities are summarized as follows:

	(in thousands)
	December 31, 2023	December 31, 2022
Deferred Tax Assets:
Net operating loss carryforwards	$6,796	$8,367
Amortization	590	328
Stock-based compensation	4	7
Allowance for doubtful accounts	100	99
Reserve for slow moving inventory	46	46
Tax credits	324	416
Expense accruals	855	908
Capitalized R&D	13	—
Deferred revenue	2,819	1,835
Total gross deferred taxes	11,547	12,006
Valuation allowance	(3,663)	(4,543)
Net deferred tax assets	7,884	7,463

Deferred Tax Liabilities:
Deferred commissions	(701)	(464)
Goodwill	(2,221)	(1,962)
Depreciation	(7)	(30)
Total deferred tax liabilities	(2,929)	(2,456)
Total deferred tax assets (liabilities)	4,955	5,007

Recorded as:
Non-current deferred tax assets	4,955	5,007
Non-current deferred tax liabilities	—	—
Total deferred tax assets (liabilities)	$4,955	$5,007

The activity in the valuation allowance is set forth below:

	(in thousands)
	2023	2022
Valuation allowance, January 1,	$4,543	$10,769
Partial release of allowance	—	(4,840)
Change in valuation allowance	(880)	(1,386)
Valuation allowance, December 31,	$3,663	$4,543

At December 31, 2023, the Company had net operating loss carryforwards for federal and state income tax purposes of approximately $18 million expiring at various dates from 2023 through 2037 and approximately $7 million with no expiration date.

Under current tax law, the utilization of tax attributes will be restricted if an ownership change, as defined, were to occur. Section 382 of the Internal Revenue Code provides, in general, that if an “ownership change” occurs with respect to a corporation with net operating and other loss carryforwards, such carryforwards will be available to offset taxable income in each taxable year after the ownership change only up to the “Section 382 Limitation” for each year (generally, the product of the fair market value of the corporation’s stock at the time of the ownership change, with certain adjustments, and a specified long-term tax-exempt bond rate at such time). The Company’s ability to use its loss carryforwards will be limited in the event of an ownership change.